Financial Instruments (Details Narrative)	6 Months Ended
May 31, 2018 USD ($)
Disclosure Text Block Supplement [Abstract]
Foreign Exchange Risk Threshold Balance (in Dollars)	$ 1,000,000
Foreign Exchange Risk Movement In Currency Percentage	10.00%
Foreign Exchange Risk Loss And Other Comprehensive Loss Amount Affected	$ 100,000